Shareholders’ equity (Details Narrative) - USD ($)															1 Months Ended						12 Months Ended
	Jul. 01, 2024	May 07, 2024	Apr. 16, 2024	Mar. 31, 2024	Mar. 15, 2024	Jan. 17, 2024	Jan. 16, 2024	Jun. 08, 2023	May 22, 2023	May 16, 2023	May 15, 2023	Nov. 17, 2022	Jul. 25, 2022	Mar. 31, 2022	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Aug. 31, 2023	Jul. 31, 2023	May 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 06, 2024	Apr. 18, 2024	Mar. 14, 2024	Sep. 20, 2022	Aug. 03, 2021
Ordinary shares issued												1,500,000
Ordinary shares, shares authorized																					Unlimited	Unlimited
Ordinary shares, no par value												$ 0									$ 0
Ordinary shares voting rights																					Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share.
Issuance of ordinary shares, shares	1,428,572							1,600,000				6,191,770	4,626,667
Ordinary share issued before reverse recapitalization													500,000
Consideration shares, value													$ 500,000										$ 500,000
Sale price of the ordinary shares																					$ 16.50
Loss on debt settlement																					$ 448,000	$ 645,612
Ordinary shares issued for debt settlement, value																					1,713,587	2,963,218
Professional Fees																					$ 1,282,865	2,364,263	1,330,769
Conversion of Stock, Shares Converted												891,725
Value of shares issued in settlement																						2,368,000
Warrant to purchase ordinary share, price per share																					$ 11.50
Warrants redemption price																					$ 0.01
Earnout shares												4,000,000
Revenue																					$ 4,011,005	3,706,458	3,764,295
Net income																					(15,357,156)	$ (10,039,481)	$ (24,884,122)
Triggering Event 1 [Member]
Number of additional shares issued												$ 15.00
Earnout Shares to be issued												1,000,000
Fair value of earnout shares																					1,926,610
Triggering Event 2 [Member]
Number of additional shares issued												$ 20.00
Earnout Shares to be issued												1,000,000
Fair value of earnout shares																					$ 3,273,019
Triggering Event 3 [Member]
Earnout Shares to be issued																						1,000,000
Triggering Event 4 [Member]
Earnout Shares to be issued																					1,000,000
Warrant [Member]
Warrants outstanding																												8,917,250
Warrants term																					5 years
Public Warrant [Member]
Warrants outstanding																					8,625,000							8,625,000
Private Warrant [Member]
Warrants outstanding																					292,250							292,250
Fortress Cove Limited [Member]
Ownership percentage																					100.00%
Maxim Group LLC [Member]
Convertible promissory note price per share																					$ 1.5
Convertible notes payable																					$ 2,113,125
Tan 2023 Note [Member]
Issuance of ordinary shares, shares										700,000
Resale of ordinary shares										700,000
Convertible promissory note price per share										$ 1.00	$ 1.00
Note modification amount in conversion										$ 308,000
Loss on debt settlement										$ 308,000
Debt amount converted											$ 700,000
Principal amount											700,000
Converted shares										700,000
Ordinary shares issued for debt settlement, value										$ 700,000
Additional paid-in capital										$ 1,008,000
Settlement Agreement [Member]
Shares issued upon debt conversion										478,200
Conversion amount										$ 210,408
Convertible promissory note price per share										$ 1.00
Note modification amount in conversion										$ 478,200
Increase in additional paid-in capital										688,608
Loss on debt settlement										$ 210,408												$ 210,408
Ordinary shares issued for debt settlement, value																						688,608
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Principal amount											712,254
Professional Fees					$ 180,000						180,000
Long-Term Debt, Gross											$ 731,373
Interests rates											8.00%
Convertible loan					$ 911,373						$ 911,373						$ 889,000
Conversion of Stock, Shares Converted																700,000	700,000
Settlement Agreement 2 [Member]
Convertible promissory note price per share										$ 1.00
Note modification amount in conversion										$ 127,204
Increase in additional paid-in capital										416,304
Loss on debt settlement										127,204												127,204
Debt amount converted										$ 289,100
Ordinary shares issued for debt settlement, value																						416,304
Settlement Agreement 2 [Member] | Shine Link Limited [Member]
Shares issued upon debt conversion										87,500
Settlement Agreement 2 [Member] | Menora Capital Pte Ltd [Member]
Shares issued upon debt conversion										119,000
Settlement Agreement 2 [Member] | 8i Holdings 2 Ptd Ltd [Member]
Shares issued upon debt conversion										82,600
Chen Settlement Agreement [Member]
Shares issued upon debt conversion										850,306
Loss on debt settlement
Ordinary shares issued for debt settlement, value										$ 850,306												850,306
Number of additional shares issued											$ 1.47
Chen Settlement Agreement [Member] | Dr. Kelvin Chen [Member]
Shares issued upon debt conversion											578,439
Ordinary shares forfeited										271,867
Executive Settlement Agreement [Member]
Loss on debt settlement
Ordinary shares issued for debt settlement, value																					376,587
Share issued price per share																										$ 1.275
Executive Settlement Agreement [Member] | Mr Chen [Member]
Restricted ordinary shares					166,653
Restricted ordinary shares, value					$ 212,484
Executive Settlement Agreement [Member] | Mr Sobak [Member]
Restricted ordinary shares					75,059
Restricted ordinary shares, value					$ 95,700
Executive Settlement Agreement [Member] | Mr Lim [Member]
Restricted ordinary shares					53,649
Restricted ordinary shares, value					$ 68,403
Prepaid Forward Contracts [Member]
Number of additional shares issued								$ 1.48
Ordinary shares issued in settlement								1,600,000
Value of shares issued in settlement								$ 2,368,000
Share Purchase Agreement [Member]
Ordinary shares issued												60,000
Ordinary shares, no par value												$ 0
Issuance of ordinary shares, shares	8,571,428	8,571,429
Consideration shares, value		$ 15,000,000.0
Number of additional shares issued	$ 1.75
Share issued price per share		$ 1.75
Share Purchase Agreement [Member] | Fortress Cove Limited [Member]
Ownership percentage																								100.00%
Maximum [Member]
Resale of ordinary shares								1,600,000
Number of additional shares issued								$ 3.00
Minimum [Member]
Resale of ordinary shares								800,000
Minimum [Member] | Triggering Event 3 [Member]
Revenue																						20,100,000
Net income																						$ 3,600,000
Minimum [Member] | Triggering Event 4 [Member]
Revenue																					40,100,000
Net income																					$ 10,100,000
Private Placement [Member]
Resale of ordinary shares									940,000						50,000			50,000
Sale price of the ordinary shares									$ 1.00						$ 1.00			$ 1.00
Ordinary shares sold, value									$ 940,000						$ 50,000			$ 50,000
Number of shares cancelled																			200,000
Private Placement [Member] | Maximum [Member]
Issuance of ordinary shares, shares																				4,000,000
Investor [Member]
Capital contributions																											$ 600,000
Ordinary shares issued												120,000
Wilke Services Limited [Member]
Forgiveness of debt by a related party														$ 2,763,018
8i Holding [Member]
Issuance of ordinary shares, shares												6,191,770
Gilandi Limited [Member] | Convertible Loan Agreement [Member]
Shares issued upon debt conversion				500,000
Convertible promissory note price per share							$ 1.00
Debt amount converted				$ 500,000
Principal amount							$ 500,000
Interests rates							8.00%
Maturity date							March 31, 2024
Gilandi Limited [Member] | Convertible Loan Agreement [Member] | Tranche Two [Member]
Convertible loan				$ 250,000
Gilandi Limited [Member] | Convertible Loan Agreement [Member] | Two Tranche [Member]
Debt Instrument, Issued, Principal						$ 250,000
Affluence Resource Pte. Ltd. [Member] | Convertible Loan Agreement [Member]
Principal amount			$ 1,000,000
Interests rates			12.00%
Convertible loan																$ 1,000,000
Maturity date			Apr. 30, 2025
Debt instrument convertible conversion price description			Anytime on or before May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.00 per share. Anytime after May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.42 per share. The Company has no right of early repayment of any part of the Affluence Convertible Loan without Affluence’s written consent. Any Outstanding Sum on the Maturity Date will be automatically converted into ordinary shares of the Company at $1.42 per share.
Ordinary shares issued																1,000,000
Affluence Resource Pte. Ltd. [Member] | Convertible Loan Agreement [Member] | One Tranche [Member]
Convertible loan																									$ 500,000